Subsequent Events - Additional Information (Detail) € in Millions			1 Months Ended
	Feb. 01, 2018 EUR (€)	Dec. 31, 2017	Jan. 31, 2018 USD ($)
Muscle Shoals factoring facility [member] | Factoring of receivables [member]
Disclosure of non-adjusting events after reporting period [line items]
Accounts receivable factoring agreement maturity date		Jan. 24, 2018
Events after reporting period [member] | Muscle Shoals factoring facility [member] | Factoring of receivables [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity | $			$ 375,000,000
Accounts receivable factoring agreement maturity date			Jan. 24, 2020
Disposal of leased assets [member] | Novelis [member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price transactions | €	€ 200